Revenues - Schedule of Revenues are Disaggregated by Major Products/Service Lines (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	¥ 205,481,904	¥ 179,586,066	¥ 205,179,442
Online consumer product sales [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	30,811,746	67,016,645	148,570,430
Offline consumer product sales [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	173,783,356	109,403,748	42,819,538
Revenues from collaborative arrangements [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues		1,867,042	8,244,967
Advertising [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues	886,802	870,580	3,413,183
Experience Stores [Member]
Schedule of Revenues are Disaggregated by Major Products/Service Lines [Line Items]
Channel, Total Revenues		¥ 428,051	¥ 2,131,324